NOTE 2 - UNCERTAINTIES (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended														16 Months Ended	184 Months Ended	193 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2011	Sep. 30, 2012
Net Income (Loss) Attributable to Parent	$ (1,311,664)	$ (695,391)	$ (4,204,031)	$ (2,777,528)	$ (4,218,278)	$ (2,615,046)	$ (2,463,751)	$ (1,335,154)	$ (4,475,017)	$ (598,302)	$ (1,310,783)	$ (1,552,008)	$ (1,391,519)	$ (1,933,676)	$ (2,199,085)	$ (1,347,859)	$ (4,014,555)	$ (2,584,383)	$ (795,376)	$ (29,834,790)	$ (34,038,821)